Maintenance Rights Intangible And Lease Premium, Net (Schedule Of Estimated Amortization Of The Lease Premium) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
2017	$ 31,177
2018	24,871
2019	21,176
2020	21,176
2021	21,176
Thereafter	198,412
Finite-lived intangible assets	317,988	$ 364,137
Lease Premium [Member]
Finite-Lived Intangible Assets [Line Items]
2017	13,633
2018	11,219
2019	10,466
2020	7,727
2021	5,394
Thereafter	2,452
Finite-lived intangible assets	$ 50,891	$ 70,727